Related Party Transactions - Amounts Due from and Due to Related Parties (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2021
Related Party Transaction
Amount due from related parties	$ 5,726	$ 2,668
Amount due to related parties	$ (2,140)	(1,424)
Acquisitions from KNOT | Tove Knutsen [Member]
Related Party Transaction
Percentage of interest acquired	100.00%
KOAS [Member]
Related Party Transaction
Amount due from related parties	$ 170	290
Amount due to related parties	(1,596)	(1,205)
KNOT and affiliates
Related Party Transaction
Amount due from related parties	5,556	2,378
Amount due to related parties	$ (544)	(219)
KNOT and affiliates | Vigdis Knutsen [Member]
Related Party Transaction
Amount due from related parties		$ 3,600